Form N-1A Cover	Feb. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Document Creation Date	Feb. 26, 2026
Amendment Flag	false
Registrant Name	Miller Investment Trust
Document Effective Date	Mar. 02, 2026
Entity Central Index Key	0001414039
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 02, 2026